Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Contingencies and Commitments
Schedule of future obligations
	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
Twelve Months Ending December 31
2013	1,719,219	221,694	1,940,913
2014	1,318,069	334,490	1,652,559
2015	1,640,516	334,957	1,975,473
2016	1,604,688	427,576	2,032,264
2017	1,568,861	—	1,568,861
Thereafter	3,116,979	—	3,116,979
Total	10,968,332	1,318,717	12,287,049

* includes only purchase commitments with fixed or minimum price provisions.

Schedule of future minimum obligations for operating leases
(in RMB)
2013	52,514
2014	40,990
2015	40,688
2016	34,697
2017	574
Thereafter	—
Total	169,463